Cover Page	9 Months Ended
Sep. 30, 2021
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Entity Registrant Name	BLACKSKY TECHNOLOGY INC.
Entity Central Index Key	0001753539
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On September 9, 2021 (the “Closing Date”), BlackSky Technology Inc., a Delaware corporation (“BlackSky” or the “Company”), f/k/a Osprey Technology Acquisition Corp. (“Osprey”), consummated its previously announced merger pursuant to that certain Agreement and Plan of Merger, dated February 17, 2021 (the “Merger Agreement”), by and among Osprey, Osprey Technology Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Osprey (“Merger Sub”), and BlackSky Holdings, Inc., a Delaware corporation (“Legacy BlackSky”). Pursuant to the terms of the Merger Agreement, a business combination between Osprey and Legacy BlackSky was effected through the merger of Merger Sub with and into Legacy BlackSky, with Legacy BlackSky surviving as the surviving company and as a wholly-owned subsidiary of Osprey (together with the other transactions described in the Merger Agreement, the “merger”). On the Closing Date, the registrant changed its name from “Osprey Technology Acquisition Corp.” to “BlackSky Technology Inc.” At the effective time of the merger (the “Effective Time”), and subject to the terms and conditions of the Merger Agreement, each outstanding share of Legacy BlackSky capital stock (other than shares of Legacy BlackSky Class B common stock, treasury shares and shares with respect to which appraisal rights under the General Corporation Law of the State of Delaware were properly exercised and not withdrawn) was converted into a number of shares of the Company’s Class A Common Stock, par value $0.0001 per share (“Class A Common Stock”) based on an exchange ratio equal to 0.0912 (the “Per Share Exchange Ratio”) and each outstanding Legacy BlackSky restricted stock unit, option and warrant was converted into a Company restricted stock unit, option or warrant based on the Per Share Exchange Ratio applicable to shares of Legacy BlackSky Class A common stock. All 7,906,250 shares of the Company’s Class B common stock, par value $0.0001 per share (“Class B Common Stock”) was converted, on a one-for-one basis, into an equivalent number of Class A Common Stock immediately prior to the consummation of the merger. No fractional shares of Class A Common Stock were issued upon the exchange of Legacy BlackSky preferred stock or Legacy BlackSky common stock. In lieu of the issuance of any such fractional shares, the Company agreed to pay to each former holder of Legacy BlackSky Class A common stock, preferred stock or convertible notes who otherwise would be entitled to receive such fractional share an amount in cash, without interest, rounded down to the nearest cent, equal to the product of (i) the amount of the fractional share interest in a share of Class A Common Stock to which such holder otherwise would have been entitled multiplied by (ii) the average of Class A Common Stock trading price over the 30-day period ending three days prior to consummation of the merger. Effective as of the Effective Time and by virtue of the merger, each share of Legacy BlackSky Class B common stock issued and outstanding immediately prior to the Effective Time was cancelled and automatically converted into the right to receive an amount in cash, without interest, equal to $0.00001 per share. Effective as of the Effective Time and by virtue of the merger, each option to purchase shares of Legacy BlackSky common stock (a “Legacy BlackSky Stock Option”) that was outstanding and unexercised as of immediately prior to the Effective Time was converted into an option to acquire a number of shares of Class A Common Stock equal to the product of (x) the number of shares of Legacy BlackSky Class A common stock subject to the applicable Legacy BlackSky Stock Option and (y) the Per Share Exchange Ratio, and was subject to the same terms and conditions as were applicable to such Legacy BlackSky Stock Option (each an “Assumed Company Stock Option”). The exercise price per share of each Assumed Company Stock Option was equal to the quotient obtained by dividing (x) the exercise price per share applicable to such Legacy BlackSky Stock Option by (y) the Per Share Exchange Ratio. Effective as of the Effective Time and by virtue of the merger, each restricted stock unit of Legacy BlackSky (a “Legacy BlackSky RSU Award”) that was outstanding as of immediately prior to the Effective Time was converted into an award of Company restricted stock units covering a number of shares of Class A Common Stock equal to the product of (x) the number of shares of Legacy BlackSky common stock subject to the applicable Legacy BlackSky RSU Award and (y) the Per Share Exchange Ratio, and was subject to the same terms and conditions as were applicable to such Legacy BlackSky RSU Award. Each warrant exercisable for shares of Legacy BlackSky common stock and Legacy BlackSky preferred stock (each a “Legacy BlackSky Warrant”) that was outstanding and unexercised as of immediately prior to the Effective Time was (i) automatically exercised in accordance with its terms immediately prior to the Effective Time if such Legacy BlackSky Warrant provided that it would be automatically exercised in connection with the merger (an “Exercising Legacy BlackSky Warrant”), (ii) automatically terminated in accordance with its terms immediately prior to the Effective Time if such Legacy BlackSky Warrant provided that it would be automatically terminated if not exercised prior to the Effective Time (a “Terminating Legacy BlackSky Warrant”) or (iii) assumed by the Company and converted into a warrant to acquire Class A Common Stock if the Legacy BlackSky Warrant was not a Terminating Legacy BlackSky Warrant or Exercising Legacy BlackSky Warrant. Concurrently with the execution of the Merger Agreement, on September 9, 2021, a number of third party purchasers (the “Third Party PIPE Investors”) and certain directors and officers of Osprey (the “Insider PIPE Investors”, and together with the Third Party PIPE Investors”, the “PIPE Investors”) purchased from the Company an aggregate of 18,000,000 newly-issued shares of Class A Common Stock (the “PIPE Investment”), for a purchase price of $10.00 per share and an aggregate purchase price of $180.0 million (the “PIPE Shares”), each pursuant to a separate subscription agreement (each, a “Subscription Agreement”), entered into effective as of February 17, 2021. Pursuant to the Subscription Agreements, the Company gave certain registration rights to the Third Party PIPE Investors with respect to their PIPE Shares. The sale of the PIPE Shares was consummated concurrently with the closing of the merger (the “Closing”). The Company entered into Registration Rights Agreements with the Insider PIPE Investors, directors, officer and certain stockholders of the Company, providing for certain registration rights to those parties. As previously disclosed in the September 1, 2021 Current Report on Form 8-K, Legacy BlackSky and Palantir Technologies, Inc. (“Palantir”) entered into a multi-year strategic partnership. As part of the partnership, Palantir purchased from Osprey an aggregate of 800,000 shares of Class A Common Stock, for a purchase price of $10.00 per share and an aggregate purchase price of $8,000,000 (the “Palantir Shares”) pursuant to a subscription agreement (the “Palantir Subscription Agreement”) that closed on September 13, 2021. Pursuant to the Palantir Subscription Agreement, Osprey gave certain registration rights to Palantir with respect to the Palantir Shares. Also as previously disclosed in the September 1, 2021 Current Report on Form 8-K, Legacy BlackSky and Palantir entered into a software subscription agreement (the “Palantir Master Subscription Agreement”) which grants Legacy BlackSky access to Palantir Foundry, an enterprise platform run by Palantir. Pursuant to the terms of the Palantir Master Subscription Agreement, in exchange for receipt of the Palantir products, Legacy BlackSky is required to pay fees to Palantir for an aggregate payment of $8,000,000. As of the open of trading on September 10, 2021, the Class A Common Stock and warrants (the “Warrants”), formerly those of Osprey, began trading on the New York Stock Exchange under the symbols “BKSY” and “BKSY.W”, respectively.